Low value leases expensed in year (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Low value leases expensed	£ 2	£ 10	£ 29
Total	£ 2	£ 10	£ 29